Offerings	Dec. 09, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.01 par value
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Murphy USA Inc. (“Murphy USA”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Murphy USA will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (2) An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement, or exchange of, any securities offered hereunder.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Murphy USA Inc. (“Murphy USA”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Murphy USA will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (2) An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement, or exchange of, any securities offered hereunder.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Murphy USA Inc. (“Murphy USA”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Murphy USA will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (2) An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement, or exchange of, any securities offered hereunder.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Murphy USA Inc. (“Murphy USA”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Murphy USA will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(2) An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement, or exchange of, any securities offered hereunder.
(3) No separate consideration will be received for the guarantees of securities being registered. In accordance with Rule 457(n), no registration fee is payable with respect to such guarantees.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Murphy USA Inc. (“Murphy USA”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Murphy USA will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (2) An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement, or exchange of, any securities offered hereunder.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Murphy USA Inc. (“Murphy USA”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Murphy USA will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (2) An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement, or exchange of, any securities offered hereunder.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Murphy USA Inc. (“Murphy USA”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Murphy USA will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (2) An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement, or exchange of, any securities offered hereunder.